UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				08/06/2008
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	23

Form 13F Information Table Value Total:  	$138,946
					 	(thousands)

List of Other Included Managers: NONE


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

Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ALIGN TECHNOLOGY INC CMN	COM		016255101	4,817 		459,209		SH		SOLE		459,209
ALIGN TECHNOLOGY INC CMN	COM		016255101	61 		5,791 		SH		DEFINED		5,791
CHESAPEAKE ENERGY CORPORATION C	COM		165167107	14,065 		213,241 	SH		SOLE		213,241
CHESAPEAKE ENERGY CORPORATION C	COM		165167107	168 		2,549 		SH		DEFINED		2,549
IAMGOLD CORPORATION CMN		COM		450913108	14,707 		2,432,943	SH		SOLE		2,432,943
IAMGOLD CORPORATION CMN		COM		450913108	173 		29,027 		SH		DEFINED		29,027
LORILLARD, INC. CMN		COM		544147101	17,416 		251,826 	SH		SOLE		251,826
LORILLARD, INC. CMN		COM		544147101	220 		3,174 		SH		DEFINED		3,174
NEPHROS, INC. CMN		COM		640671103	3,575 		5,335,676	SH		SOLE		5,335,676
99 CENTS ONLY STORES CMN	COM		65440K106	12,025 		1,821,895	SH		SOLE		1,821,895
99 CENTS ONLY STORES CMN	COM		65440K106	141 		21,429 		SH		DEFINED		21,429
PETROLEO BRASILEIRO SA SPOn ADR	COM		71654V408	23,512 		331,946		SH		SOLE		331,946
PETROLEO BRASILEIRO SA SPON ADR	COM		71654V408	273 		3,853 		SH		DEFINED		3,853
PILGRIMS PRIDE CORPORATION	CALL		721467108	206	 	3,754 		SH	CALL	SOLE		3,754
PILGRIMS PRIDE CORPORATION	CALL		721467108	2 		46 		SH	CALL	DEFINED		46
WALTER INDS INC (NEW) CMN	COM		93317Q105	33,520 		308,175 	SH		SOLE		308,175
WALTER INDS INC (NEW) CMN	COM		93317Q105	409 		3,760 		SH		DEFINED		3,760
COVIDIEN LTD. CMN		COM		G2552X108	12,888 		269,103 	SH		SOLE		269,103
COVIDIEN LTD. CMN		COM		G2552X108	164 		3,426 		SH		DEFINED		3,426
VISTAPRINT LIMITED CMN		PUT		G93762204	596		1,232 		SH	PUT	SOLE		1,232
VISTAPRINT LIMITED CMN		PUT		G93762204	8 		17 		SH	PUT	DEFINED		17


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